Property, Plant and Equipment, Net - Schedule of Total Future Lease Payments (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 788,157
Short-term lease expenses	602,493
Operating lease payments recognized in profit and loss		$ 2,066,713
Less than One Year [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 788,157